Condensed Balance Sheet (Parenthetical) (unaudited)	Sep. 30, 2021 $ / shares shares
TPG Pace Solutions
Preferred shares, par value | $ / shares	$ 0.0001
Preferred shares, authorized	5,000,000
Preferred shares, issued	0
Preferred shares, outstanding	0
Common stock, par value | $ / shares	$ 0.0001
Common stock, shares authorized	30,000,000
Common stock, Shares issued	3,166,667
Common stock, Shares outstanding	3,166,667
TPG Pace Solutions | Common Class A [Member]
Preferred Stock, units issued	28,500,000
Ordinary shares, per share | $ / shares	$ 10.00
Common stock, par value | $ / shares	$ 0.0001
Common stock, shares authorized	500,000,000
Common stock, Shares issued	770,000
Common stock, Shares outstanding	770,000
TPG Pace Solutions | Common Class G [Member]
Common stock, par value | $ / shares	$ 0.0001
Common stock, shares authorized	30,000,000
Common stock, Shares issued	6,333,333
Common stock, Shares outstanding	6,333,333